Retirement Plans and Postretirement Costs (Details 1) $ in Thousands	12 Months Ended
Jul. 02, 2017 USD ($)
Pension and SERP Benefits
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	$ 7
Net actuarial loss	1,282
Total	1,289
Postretirement
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	(481)
Net actuarial loss	302
Total	$ (179)